Balance Sheets (Unaudited) - USD ($)		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets
Cash		$ 3,084		$ 656,977
Prepaid expenses		26,083		33,157
Prepaid insurance		42,132
Total Current Assets		71,299		690,134
Marketable securities held in Trust Account		71,697,384		69,000,000
Deferred offering costs						671,667
Cash held in trust account				69,000,000
Total Assets		71,768,683		69,690,134		671,667
Current liabilities
Accrued expenses		309,842		70,810		70,011
Accrued offering costs		75,000		221,914		106,250
Income taxes payable		576,691
Overallotment liability				11,135
Total Current Liabilities		1,519,314		861,640		847,041
Deferred underwriting fee payable		2,518,500		2,518,500
Total Liabilities		4,037,814		3,380,140		847,041
Commitments and Contingencies
Common stock subject to possible redemption		70,970,693		69,000,000
Stockholders’ Deficit
Preferred stock
Common stock		197	[1]	200	[1],[2]	193	[2]
Additional paid-in capital						24,807
Accumulated deficit		(3,240,021)		(2,690,206)		(200,374)
Total Stockholders’ Deficit	[3]	(3,239,824)		(2,690,006)	[4]	(175,374)	[4]
Total Liabilities and Stockholders’ Deficit		71,768,683		69,690,134		671,667
Related Party
Current liabilities
Promissory note – related party		$ 557,781		$ 557,781		$ 670,780

[1]	At December 31, 2023, includes an aggregate of 32,200 Founder Shares subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired and 32,200 Founder Shares were forfeited, resulting in the Sponsor holding an aggregate of 1,932,000 Founder Shares (Note 6).
[2]	Includes an aggregate of 32,200 and 256,200 shares of common stock subject to forfeiture, at December 31, 2023 and 2022, respectively, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).
[3]	Includes an aggregate of 32,200 and 252,000 shares of common stock subject to forfeiture, at December 31, 2023 and 2022, respectively, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. On December 29, 2023, the underwriters partially exercised their over-allotment option for an additional 800,000 Units, reducing the Founder Shares subject to forfeiture to 32,200. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired and the 32,200 Founder Shares were forfeited, resulting in the Sponsor holding an aggregate of 1,932,000 Founder Shares (Note 6).
[4]	Includes an aggregate of 32,200 and 256,200 shares of common stock subject to forfeiture, at December 31, 2023 and 2022, respectively, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).